Finance leases (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
2018	$ 3,475,642
2019	13,779,462
2020	13,634,436
2021	19,656,938
2022	11,884,796
2023	23,682,824
2024	10,320,848
2025	20,771,428
Total minimum lease payments	117,206,374
Less amounts representing interest and deferred finance fees	(23,546,327)
Net minimum lease payments	93,660,047
Amount receivable in respect of finance leases	(2,880,000)	$ (2,880,000)
Adjusted net minimum lease payments	90,780,047
Finance Liability [Member]
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	$ (2,880,000)	$ (2,880,000)